U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

ANNUAL NOTICE OF SECURITIES SOLD

PURSUANT TO RULE 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.	Name and address of issuer:

iShares Trust
400 Howard Street
San Francisco, CA 94105

2.	The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

iShares 0-5 Year High Yield Corporate Bond ETF
iShares 0-5 Year Investment Grade Corporate Bond ETF
iShares 0-5 Year TIPS Bond ETF
iShares 10+ Year Investment Grade Corporate Bond ETF
iShares 1-3 Year International Treasury Bond ETF
iShares 5-10 Year Investment Grade Corporate Bond ETF
iShares Aaa - A Rated Corporate Bond ETF
iShares Broad USD High Yield Corporate Bond ETF
iShares CMBS ETF
iShares Convertible Bond ETF
iShares Core 1-5 Year USD Bond ETF
iShares Core International Aggregate Bond ETF
iShares Core Total USD Bond Market ETF
iShares Currency Hedged International High Yield Bond ETF
iShares Edge U.S. Fixed Income Balanced Risk ETF
iShares Fallen Angels USD Bond ETF
iShares Floating Rate Bond ETF
iShares GNMA Bond ETF
iShares iBoxx $ High Yield ex Oil & Gas Corporate Bond ETF
iShares International Treasury Bond ETF
iShares J.P. Morgan USD Emerging Markets Bond ETF
iShares TIPS Bond ETF
iShares Treasury Floating Rate Bond ETF
iShares U.S. Treasury Bond ETF
iShares Yield Optimized Bond ETF
iShares® iBonds® Dec 2017 Term Corporate ETF
iShares® iBonds® Dec 2018 Term Corporate ETF
iShares® iBonds® Dec 2019 Term Corporate ETF
iShares® iBonds® Dec 2020 Term Corporate ETF
iShares® iBonds® Dec 2021 Term Corporate ETF
iShares® iBonds® Dec 2021 Term Muni Bond ETF
iShares® iBonds® Dec 2022 Term Corporate ETF
iShares® iBonds® Dec 2022 Term Muni Bond ETF
iShares® iBonds® Dec 2023 Term Corporate ETF
iShares® iBonds® Dec 2023 Term Muni Bond ETF
iShares® iBonds® Dec 2024 Term Corporate ETF
iShares® iBonds® Dec 2024 Term Muni Bond ETF
iShares® iBonds® Dec 2025 Term Corporate ETF
iShares® iBonds® Dec 2026 Term Corporate ETF
iShares® iBonds® Dec 2027 Term Corporate ETF
iShares® iBonds® Dec 2028 Term Corporate ETF
iShares® iBonds® Mar 2018 Term Corporate ETF

iShares® iBonds® Mar 2018 Term Corporate ex-Financials ETF
iShares® iBonds® Mar 2020 Term Corporate ETF
iShares® iBonds® Mar 2020 Term Corporate ex-Financials ETF
iShares® iBonds® Mar 2023 Term Corporate ETF
iShares® iBonds® Mar 2023 Term Corporate ex-Financials ETF

3.	Investment Company Act File Number: 811-09729

	Securities Act File Number: 333-92935

4(a).	Last day of fiscal year for which this Form is filed: 10/31/2018

4(b).	[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).

[    ] Check box if this is the last time the issuer will be filing this Form. Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):	$33,036,530,499

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:	$15,873,679,250

	(iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$0

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii)]:	- $15,873,679,250

	(v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$17,162,851,249

	(vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii) Multiplier for determining registration fee (See Instruction C.9):	X 0.0001212

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):	= $2,080,137.57

6.	PrepaidShares
	If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:	0

	If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:	0

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):	+ $0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:	$2,080,137.57

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:	January 23, 2019

	Method of Delivery:

	[X] Wire Transfer

	[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

/s/ Brendan J. O’Neill
Assistant Treasurer

Date: 1/25/2019

*	Please print the name and title of the signing officer below the signature.